Principal changes in the scope of consolidation in 2020 and 2019 - Summary of Purchase Price Allocation (Details) - EUR (€) € in Millions	Sep. 28, 2020	Jan. 23, 2020
Principia
Disclosure of detailed information about business combination [line items]
Other intangible assets	€ 2,534
Other current and non-current assets and liabilities	(38)
Cash and cash equivalents	186
Net deferred tax position	(436)
Net assets at acquisition date	2,246
Goodwill	912
Purchase price	€ 3,158
Synthorx
Disclosure of detailed information about business combination [line items]
Other intangible assets		€ 1,549
Other current and non-current assets and liabilities		36
Net deferred tax position		(269)
Net assets at acquisition date		1,316
Goodwill		930
Purchase price		€ 2,246